19 SHAREHOLDERS' EQUITY (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Treasury share purchased		7,409,500
Amount paid for treasury share		R$ 58,264	R$ 58,264
Treasury share market price	[1]	R$ 104,548
Bottom of Range [Member]
Share price		R$ 4.48
Average [Member]
Share price		7.86
Top of Range [Member]
Share price		R$ 10.07

[1]	The average quotation as of December 31, 2019 in the amount R$ 14.11 per share was used.